Allowance for Loan Losses - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($)	Dec. 31, 2017 USD ($) Loan	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Financing Receivable, Allowance for Credit Losses [Line Items]
Net adjustment resulting from the change in the charge-off rate				$ 330.0
Percentage of loans granted forbearance that migrated to TDR classification		61.00%	61.00%
Payment default period for TDRs		60 days past due
Interest Rate Reduction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
TDR loans, Unpaid Principal Balance		$ 2.7	$ 2.6
Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Delinquency period (in days)		212 days
Private Education Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Number of classes of loans | Loan		2
Loans default recovery rate	21.00%
Net adjustment resulting from the change in the charge-off rate				330.0
Private Education Loans [Member] | Loans Receivable For Partially Charged Off Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net adjustment resulting from the change in the charge-off rate	$ 330.0			$ 330.0
Private Education Loans [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Portion of loan amount charged off at default	73.00%			73.00%
Private Education Loans [Member] | Maximum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Portion of loan amount charged off at default	79.00%			79.00%